Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024
Net revenues
Domestic	$ 252,664,591		$ 246,295,654		$ 490,923,981		$ 481,825,986
Export	138,391,411		162,549,297		295,198,265		332,238,322
Services income	565,020		683,115		1,088,279		1,362,137
Total revenues	391,621,022		409,528,066		787,210,525		815,426,445
(Impairment) of wells, pipelines, properties, plant and equipment, net	(34,573,356)		(9,903,148)		(40,193,684)		(17,548,991)
Cost of sales	306,874,481		363,565,950		587,829,302		685,751,323
Gross income	50,173,185		36,058,968		159,187,539		112,126,131
Other revenues (expenses):
Distribution, transportation and sale expenses	7,022,655		5,236,938		11,267,346		7,732,620
Administrative expenses	57,546,077		43,751,747		104,461,951		84,476,456
Other revenues	4,073,061		4,331,494		16,435,185		8,581,117
Other expenses	777,253		2,753,666		7,405,536		3,452,548
Operating income	(11,099,739)		(11,351,889)		52,487,891		25,045,624
Finance income	2,318,433	[1]	3,655,162	[1]	7,087,585	[2]	10,194,451	[2]
Finance costs	38,466,912	[3]	37,014,725	[3]	79,868,780	[4]	71,100,482	[4]
Derivative financial instruments income (cost), net	19,084,845		(10,064,456)		20,932,405		(15,783,317)
Foreign exchange income (loss), net	134,685,055		(159,683,239)		119,627,066		(126,295,142)
Sum of financing income, financing cost, derivative financial instruments income (cost), net and foreign exchange income (loss), net	117,621,421		(203,107,258)		67,778,276		(202,984,490)
Profit sharing in associates	298,801		234,319		366,102		265,216
Welfare oil duty	47,225,596		0		103,067,978		0
Income (loss) before duties, taxes and other	59,594,887		(214,224,828)		17,564,291		(177,673,650)
Profit sharing duty, net	0		45,972,245		0		77,121,107
Income tax expense	78,531		13,132,490		1,376,867		13,852,600
Total duties, taxes and other	78,531		59,104,735		1,376,867		90,973,707
Net income (loss)	59,516,356		(273,329,563)		16,187,424		(268,647,357)
Currency translation effect	(38,245,983)		45,735,321		(36,971,023)		39,746,121
Actuarial (losses) gains - employee benefits, net of taxes	0		131,130,561		(95,566,136)		131,130,599
Total other comprehensive results	(38,245,983)		176,865,882		(132,537,159)		170,876,720
Total comprehensive (loss)	21,270,373		(96,463,681)		(116,349,735)		(97,770,637)
Net income (loss) attributable to:
Controlling interest	59,520,793		(273,315,188)		16,193,513		(268,619,086)
Non-controlling interest	(4,437)		(14,375)		(6,089)		(28,271)
Net income (loss)	59,516,356		(273,329,563)		16,187,424		(268,647,357)
Other comprehensive results attributable to:
Controlling interest	(38,240,802)		176,860,369		(132,532,006)		170,871,489
Non-controlling interest	(5,181)		5,513		(5,153)		5,231
Total other comprehensive results	(38,245,983)		176,865,882		(132,537,159)		170,876,720
Comprehensive (loss) income:
Controlling interest	21,279,991		(96,454,819)		(116,338,493)		(97,747,597)
Non-controlling interest	(9,618)		(8,862)		(11,242)		(23,040)
Total comprehensive (loss)	$ 21,270,373		$ (96,463,681)		$ (116,349,735)		$ (97,770,637)

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2025 and 2024.
[2]	Includes financing income from investments and gain on discount rate of plugging of wells in 2025 and 2024.
[3]	Mainly interest on debt.
[4]	Mainly interest on debt.